SMA Relationship Trust – Series T & Series A

Prospectus Supplement

September 30, 2008

Dear Investor:

The purpose of this supplement is to update the Prospectus of series of the SMA Relationship Trust dated April 29, 2008.

1. The following supplements information contained on page 2 in the Prospectus section entitled “Series A-Principal investment strategies.” An additional paragraph is added under “Series A-Principal investment strategies” as follows:

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (IPO).

2. The following supplements information contained on page 6 in the Prospectus section entitled “Series A-Principal risks.” An additional paragraph is added under “Series A-Principal risks” as follows:

IPO risk-Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

3. The following supplements information contained on page 23 in the Prospectus section entitled “Series T-Principal investment strategies.” The second paragraph under “Series T-Principal investment strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing in up to four underlying funds: UBS Corporate Bond Relationship Fund (“Corporate Bond Fund”), UBS U.S. Securitized Mortgage Relationship Fund (“Mortgage Fund”), UBS Opportunistic High Yield Relationship Fund or UBS High Yield Relationship Fund (each referred to as “High Yield Fund”), and UBS Opportunistic Emerging Markets Debt Relationship Fund or UBS Emerging Markets Debt Relationship Fund (each referred to as “Emerging Markets Fund”) (collectively, the “Underlying Funds”), and direct investments in certain non-dollar denominated debt securities. The Fund may also hold cash or cash equivalents. The Fund is a non-diversified fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED APRIL 29, 2008.

ZS-349

SMA Relationship Trust – Series T

Statement of Additional Information Supplement

September 30, 2008

Dear Investor:

The purpose of this supplement is to update the Statement of Additional Information of Series T dated April 29, 2008.

The third paragraph under “The Fund and its investment policies” section on page 2 of the Series T SAI is deleted in its entirety and replaced with the following:

The Fund’s investment objective is to maximize total return, consisting of income and capital appreciation. As of the date of this SAI, the Fund seeks to achieve its objective by investing in up to four underlying funds, UBS Corporate Bond Relationship Fund (“Corporate Bond Fund”), UBS U.S. Securitized Mortgage Relationship Fund (“Mortgage Fund”), UBS Opportunistic High Yield Relationship Fund or UBS High Yield Relationship Fund (each referred to as “High Yield Fund”), and UBS Opportunistic Emerging Markets Debt Relationship Fund or UBS Emerging Markets Debt Relationship Fund (each referred to as “Emerging Markets Fund”) (collectively, the “Underlying Funds”), and direct investments in certain non-dollar denominated debt securities. The Underlying Funds are series of UBS Relationship Funds (“URF Trust”) and are advised by UBS Global AM. Corporate Bond Fund generally invests its assets in investment grade, US dollar denominated obligations of US and non-US corporations. Mortgage Fund generally invests its assets in investment grade mortgage-related and mortgage-backed securities of US issuers. High Yield Fund generally invests its assets in high yield, below investment grade fixed income securities of US and non-US issuers. Emerging Markets Fund generally invests its assets in investment grade and below investment grade debt securities and derivative instruments related thereto that are tied economically to emerging market countries.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED APRIL 29, 2008.

ZS-348